Document And Entity Information	Aug. 14, 2023
Document Information [Line Items]
Entity, Registrant Name	FUSE MEDICAL, INC.
Document, Type	8-K
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-10093
Entity, Tax Identification Number	59-1224913
Entity, Address, Address Line One	1565 North Central Expressway
Entity, Address, City or Town	Richardson
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	75080
City Area Code	469
Local Phone Number	862-3030
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	FZMD
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000319016